Investments	12 Months Ended
Mar. 31, 2019
Investments

4. Investments

Available-for-sale and held-to-maturity securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2018 and 2019 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	13,334,619	7,332	9,656	13,332,295
Japanese local government bonds	236,711	2,903	280	239,334
U.S. Treasury bonds and federal agency securities	689,297	109	3,557	685,849
Other foreign government bonds	1,057,852	1,043	1,102	1,057,793
Agency mortgage-backed securities (1)	882,686	13,356	7,628	888,414
Residential mortgage-backed securities	117,870	1,264	281	118,853
Commercial mortgage-backed securities	437,115	4,132	323	440,924
Japanese corporate bonds and other debt securities (2)	1,950,947	40,290	1,410	1,989,827
Foreign corporate bonds and other debt securities (3)	879,506	1,927	2,082	879,351
Equity securities (marketable) (4)	1,595,106	2,449,173	11,291	4,032,988

Total	21,181,709	2,521,529	37,610	23,665,628

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,959,910	24,472	—	1,984,382
Agency mortgage-backed securities (5)	557,641	—	20,177	537,464

Total	2,517,551	24,472	20,177	2,521,846

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2019
Available-for-sale securities:
Debt securities:
Japanese government bonds	11,888,510	11,259	2,998	11,896,771
Japanese local government bonds	208,308	1,671	87	209,892
U.S. Treasury bonds and federal agency securities	1,008,903	644	231	1,009,316
Other foreign government bonds	1,341,564	758	455	1,341,867
Agency mortgage-backed securities (1)	530,540	14,524	593	544,471
Residential mortgage-backed securities	99,904	1,420	191	101,133
Commercial mortgage-backed securities	495,313	4,914	104	500,123
Japanese corporate bonds and other debt securities (2)	1,743,309	7,686	1,561	1,749,434
Foreign corporate bonds and other debt securities (3)	778,088	3,047	226	780,909
Equity securities (marketable) (4)	—	—	—	—

Total	18,094,439	45,923	6,446	18,133,916

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,119,899	19,907	—	1,139,806
Agency mortgage-backed securities (5)	484,205	—	14,423	469,782

Total	1,604,104	19,907	14,423	1,609,588

Notes:

(1)

Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018, and ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)

Other debt securities presented in this line primarily consist of Japanese negotiable certificates of deposit (“NCDs”), of which the total fair values were ¥106,101 million at March 31, 2018, and ¥6,725 million at March 31, 2019.

(3)

Other debt securities presented in this line primarily consist of Foreign NCDs and asset-backed securities (“ABS”), of which the total fair values were ¥313,164 million at March 31, 2018, and ¥246,503 million at March 31, 2019.

(4)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 “Recently issued accounting pronouncements” for further details.

(5)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Contractual maturities

The amortized cost and fair value of available-for-sale and held-to-maturity securities at March 31, 2019 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	7,839,925	2,326,357	1,461,333	260,895	11,888,510
Japanese local government bonds	7,229	118,677	77,336	5,066	208,308
U.S. Treasury bonds and federal agency securities	989,921	18,982	—	—	1,008,903
Other foreign government bonds	1,106,386	235,178	—	—	1,341,564
Agency mortgage-backed securities	—	—	—	530,540	530,540
Residential mortgage-backed securities	—	—	4,656	95,248	99,904
Commercial mortgage-backed securities	9,501	175,819	282,518	27,475	495,313
Japanese corporate bonds and other debt securities	137,824	876,876	521,851	206,758	1,743,309
Foreign corporate bonds and other debt securities	443,476	291,299	40,544	2,769	778,088

Total	10,534,262	4,043,188	2,388,238	1,128,751	18,094,439

Held-to-maturity securities:
Debt securities:
Japanese government bonds	639,984	379,837	100,078	—	1,119,899
Agency mortgage-backed securities	—	—	—	484,205	484,205

Total	639,984	379,837	100,078	484,205	1,604,104

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	7,840,638	2,329,473	1,465,030	261,630	11,896,771
Japanese local government bonds	7,263	119,115	78,275	5,239	209,892
U.S. Treasury bonds and federal agency securities	990,029	19,287	—	—	1,009,316
Other foreign government bonds	1,106,543	235,324	—	—	1,341,867
Agency mortgage-backed securities	—	—	—	544,471	544,471
Residential mortgage-backed securities	—	—	4,656	96,477	101,133
Commercial mortgage-backed securities	9,518	177,237	285,849	27,519	500,123
Japanese corporate bonds and other debt securities	138,670	878,396	524,003	208,365	1,749,434
Foreign corporate bonds and other debt securities	443,626	293,831	40,683	2,769	780,909

Total	10,536,287	4,052,663	2,398,496	1,146,470	18,133,916

Held-to-maturity securities:
Debt securities:
Japanese government bonds	640,928	395,085	103,793	—	1,139,806
Agency mortgage-backed securities	—	—	—	469,782	469,782

Total	640,928	395,085	103,793	469,782	1,609,588

Other-than-temporary impairment

The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 320, “Investments—Debt Securities” (“ASC 320”). For debt securities, in the cases where the MHFG Group has the intent to sell a debt security or more likely than not will be required to sell a debt security before the recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss is recognized immediately through earnings. In other cases, the MHFG Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss is recognized in earnings, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. Effective April 1, 2018, the available-for-sale category was eliminated for equity securities and, therefore, the other-than-temporary impairment review is not required for these securities. See Note 2 “Recently issued accounting pronouncements” for further details. Before the adoption of ASU No.2016-01, for equity securities, impairment was evaluated considering the length of time and extent to which the fair value had been below cost, the financial condition and near-term prospects of the issuers, as well as the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value. If an equity security was deemed other-than-temporarily impaired, it was written down to fair value, with the full decline recognized in earnings.

The following table shows the other-than-temporary impairment losses on available-for-sale securities for the fiscal years ended March 31, 2017, 2018 and 2019. No impairment losses were recognized on held-to-maturity securities for the periods.

	2017	2018	2019
	(in millions of yen)
Available-for-sale securities:
Debt securities	138	1,015	213
Equity securities (Note)	12,029	3,080	—

Total	12,167	4,095	213

Note:	Effective April 1, 2018, the available-for-sale category was eliminated for equity securities. See Note 2 “Recently issued accounting pronouncements” for further details.

For the fiscal year ended March 31, 2019, the other-than-temporary impairment losses on debt securities were attributable to the decline in the fair value of certain Japanese corporate bonds in respect of which the MHFG Group determined credit losses existed. In accordance with ASC 320, the other-than-temporary impairment on these securities was recognized in earnings. The total other-than-temporary impairment met the criteria to be immediately recorded in earnings and no portion was recognized in other comprehensive income.

Continuous unrealized loss position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2018 and 2019:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	8,052,820	3,716	2,868,078	5,940	10,920,898	9,656
Japanese local government bonds	28,827	139	58,998	141	87,825	280
U.S. Treasury bonds and federal agency securities	515,005	3,557	—	—	515,005	3,557
Other foreign government bonds	419,648	1,030	68,359	72	488,007	1,102
Agency mortgage-backed securities (1)	45,434	1,116	188,326	6,512	233,760	7,628
Residential mortgage-backed securities	11,336	14	16,129	267	27,465	281
Commercial mortgage-backed securities	68,723	242	7,835	81	76,558	323
Japanese corporate bonds and other debt securities	563,831	933	403,069	477	966,900	1,410
Foreign corporate bonds and other debt securities	358,410	888	87,472	1,194	445,882	2,082
Equity securities (marketable) (2)	338,243	11,249	366	42	338,609	11,291

Total	10,402,277	22,884	3,698,632	14,726	14,100,909	37,610

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (3)	30,589	766	506,875	19,411	537,464	20,177

Total	30,589	766	506,875	19,411	537,464	20,177

2019
Available-for-sale securities:
Debt securities:
Japanese government bonds	2,296,536	1,441	1,332,688	1,557	3,629,224	2,998
Japanese local government bonds	9,752	32	38,873	55	48,625	87
U.S. Treasury bonds and federal agency securities	506,176	231	—	—	506,176	231
Other foreign government bonds	438,771	321	26,782	134	465,553	455
Agency mortgage-backed securities (1)	466	2	37,706	591	38,172	593
Residential mortgage-backed securities	—	—	16,729	191	16,729	191
Commercial mortgage-backed securities	11,256	44	36,760	60	48,016	104
Japanese corporate bonds and other debt securities	417,825	924	440,937	637	858,762	1,561
Foreign corporate bonds and other debt securities	129,164	142	79,716	84	208,880	226
Equity securities (marketable) (2)	—	—	—	—	—	—

Total	3,809,946	3,137	2,010,191	3,309	5,820,137	6,446

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (3)	—	—	469,782	14,423	469,782	14,423

Total	—	—	469,782	14,423	469,782	14,423

Notes	:
(1)

Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018, and ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.

(2)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 “Recently issued accounting pronouncements” for further details.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

At March 31, 2019, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, the MHFG Group determined that the debt securities in an unrealized loss position were not considered other-than-temporarily impaired.

Realized gains and losses

The following table shows the realized gains and losses on sales of available-for-sale securities for the fiscal years ended March 31, 2017, 2018 and 2019. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2017, 2018 and 2019” for the proceeds from sales of investments.

	2017	2018	2019 (Note)
	(in millions of yen)
Gross realized gains	353,036	314,948	23,777
Gross realized losses	(21,163)	(41,044)	(26,299)

Net realized gains (losses) on sales of available-for-sale securities	331,873	273,904	(2,522)

Note:

Effective April 1, 2018, the available-for-sale category was eliminated for equity securities, and gains and losses on these securities are not included for the fiscal year ended March 31, 2019 column in this table. See Note 2 “Recently issued accounting pronouncements” for further details.

Other investments

The following table summarizes the composition of Other investments at March 31, 2018 and 2019:

	2018	2019
	(in millions of yen)
Equity method investments	280,666	354,268
Investments held by consolidated investment companies	37,735	35,472
Other equity interests	267,495	— (Note)

Total	585,896	389,740

Note:	In connection with the adoption of ASU No.2016-01, other equity interests are disclosed as Equity securities. See Note 2 “Recently issued accounting pronouncements” for further details.

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥152,445 million and ¥201,034 million, at March 31, 2018 and 2019, respectively. The aggregate market values of these marketable equity securities were ¥324,239 million and ¥308,137 million, respectively. The aggregate market values of these marketable equity securities include Orient Corporation, of which the MHFG Group’s proportionate share of the total outstanding common stock was 49.0% as of March 31, 2019.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests primarily consist of non-marketable equity securities, of which the fair values are not readily determinable, nor practicable to estimate. Each of these securities is stated at acquisition cost, with an other-than-temporary impairment, if any, included in earnings. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.

Equity securities

Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities without readily determinable fair values include non-marketable stock including preferred stock issued by equity method investees.

Net gains and losses

The following table shows the details of the net gains and losses on Equity securities for the fiscal year ended March 31, 2019:

2019
(in millions of yen)
Net gains and losses recognized during the period on equity securities	(155,947)
Less: Net gains and losses recognized during the period on equity securities sold during the period	34,034

Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting period	(189,981)

Equity securities without readily determinable fair values

The following table shows the details of Equity securities without readily determinable fair values, for which the measurement alternative is used, for the fiscal year ended March 31, 2019:

2019
(in millions of yen)
Carrying amounts at the end of the period	212,270
Downward adjustments and impairments:
During the period	1,413
Cumulative	1,413
Upward adjustments:
During the period	2,373
Cumulative	2,373

The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the MHFG Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.